Expense Example	Sep. 26, 2025 USD ($)
The Future Fund Long/Short ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	564
Expense Example, with Redemption, 5 Years	1,029
Expense Example, with Redemption, 10 Years	2,315
One Global ETF | One Global ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	448
Expense Example, with Redemption, 5 Years	819
Expense Example, with Redemption, 10 Years	$ 1,860